UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22294

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: July 1, 2014–June 30, 2015

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22294
Reporting Period: 07/01/2014 - 06/30/2015
Western Asset Investment Grade Defined Opprtunity Trust Inc.

========== Western Asset Investment Grade Defined Opportunity Trust  ===========
==========                           Inc.                            ===========

CITIGROUP INC

Ticker:       C              Security ID:  172967424
Meeting Date: APR 28, 2015   Meeting Type: ANNUAL
Record Date:  FEB 27, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   Election of Directors - Michael L.      FOR       FOR          Management
      Corbat
1B.   Election of Directors - Duncan P.       FOR       FOR          Management
      Hennes
1C.   Election of Directors - Peter B. Henry  FOR       FOR          Management
1D.   Election of Directors - Franz B. Humer  FOR       FOR          Management
1E.   Election of Directors - Michael E.      FOR       FOR          Management
      O'Neill
1F.   Election of Directors -  Gary M. Reiner FOR       FOR          Management
1G.   Election of Directors - Judith Rodin    FOR       FOR          Management
1H.   Election of Directors - Anthony M.      FOR       FOR          Management
      Santomero
1I.   Election of Directors - Joan E. Spero   FOR       FOR          Management
1J.   Election of Directors - Diana. L.       FOR       FOR          Management
      Taylor
1K.   Election of Directors - William S.      FOR       FOR          Management
      Thompson, Jr.
1L.   Election of Directors - James S. Turley FOR       FOR          Management
1M.   Election of Directors - Ernesto         FOR       FOR          Management
      Zedillo Ponce de leon
2     PROPOSAL TO RATIFY THE SELECTION OF     FOR       FOR          Management
      KPMG LLP AS CITI'S INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM FOR
      2015
3     ADVISORY APPROVAL OF CITI'S 2014        FOR       FOR          Management
      EXECUTIVE COMPENSATION
4     APPROVAL OF AN AMENDMENT TO THE         FOR       FOR          Management
      CITIGROUP 2014 STOCK INCENTIVE PLAN
      AUTHORIZING ADDITIONAL SHARES
5     STOCKHOLDER PROPOSAL REQUESTING PROXY   FOR       FOR          Management
      ACCESS FOR SHAREHOLDERS
6     STOCKHOLDER PROPOSAL REQUESTING A       AGAINST   AGAINST      Management
      REPORT ON LOBBYING AND GRASSROOTS
      LOBBYING CONTRIBUTIONS
7     STOCKHOLDER PROPOSAL REQUESTING AN      AGAINST   AGAINST      Management
      AMENDMENT TO THE GENERAL CLAWBACK
      POLICY
8     STOCKHOLDER PROPOSAL REQUESTING A       AGAINST   AGAINST      Management
      BY-LAW AMENDMENT TO EXCLUDE FROM THE
      BOARD OF DIRECTORS' AUDIT COMMITTEE
      ANY DIRECTOR WHO WAS A DIRECTOR AT A
      PUBLIC COMPANY WHILE THAT COMPANY
      FILED FOR REORGANIZATION UNDER CHAPTER
      11
9     STOCKHOLDER PROPOSAL REQUESTING A       AGAINST   AGAINST      Management
      REPORT REGARDING THE VESTING OF
      EQUITY-BASED AWARDS FOR SENIOR
      EXECUTIVES DUE TO A VOLUNTARY
      RESIGNATION TO ENTER GOVERNMENT SERVICE

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Investment Grade Defined Opportunity Trust Inc.

By:	/s/ Jane E. Trust Jane E. Trust Chairman, President and Chief Executive Officer

Date:	August 17, 2015